LEASES - ROU Assets and Lease Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Operating lease right-of-use assets	$ 171,295	$ 77,011	$ 122,503
Liabilities:
Operating lease liability, current	173,799	48,127	45,107
Operating lease liability, non-current	0	29,268	77,396
Total lease liability	$ 173,799	77,395	122,503
Abacus Settlements, LLC
Assets:
Operating lease right-of-use assets		300,866	367,508
Liabilities:
Operating lease liability, current		214,691	135,321
Operating lease liability, non-current		87,806	232,187
Total lease liability		$ 302,497	$ 367,508